Stock Award Plans and Stock-Based Compensation (Details) - Schedule of Fair Value of Each Employee Option Grant is Estimated on the date of the Grant Using the Black-Scholes Option-Pricing Model - USD ($)
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stock Award Plans and Stock-Based Compensation (Details) - Schedule of Fair Value of Each Employee Option Grant is Estimated on the date of the Grant Using the Black-Scholes Option-Pricing Model [Line Items]
Expected life of option grants	5 years	5 years
Dividends assumption (in Dollars)
Minimum [Member]
Stock Award Plans and Stock-Based Compensation (Details) - Schedule of Fair Value of Each Employee Option Grant is Estimated on the date of the Grant Using the Black-Scholes Option-Pricing Model [Line Items]
Risk-free interest rate	1.50%	0.59%
Expected volatility of underlying stock	37.24%	37.21%
Maximum [Member]
Stock Award Plans and Stock-Based Compensation (Details) - Schedule of Fair Value of Each Employee Option Grant is Estimated on the date of the Grant Using the Black-Scholes Option-Pricing Model [Line Items]
Risk-free interest rate	1.76%	1.26%
Expected volatility of underlying stock	37.45%	38.15%